Stockholders' Equity (Details) (USD $) In Millions, except Share data, unless otherwise specified	9 Months Ended	12 Months Ended	0 Months Ended
	Dec. 31, 2013	Dec. 31, 2014	Apr. 04, 2013
Capitalization
Total shares outstanding at closing			43,991,000
Common Class B
Capitalization
Common Stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Total shares outstanding at closing	33,000,000	30,027,148	33,000,000
Number of votes per share of common stock			10
Common Class A
Capitalization
Common Stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Total shares outstanding at closing	11,241,000	14,518,734	10,991,100
Number of shares of restricted stock issued	250,000
Common stock Class B shares transferred		3,000,000
Number of votes per share of common stock			1
Cinelatino/WAPA Investors
Capitalization
Cash received for surrender of equity interests			$ 5.0
Cinelatino/WAPA Investors | Common Class B
Capitalization
Aggregate shares received			33,000,000
Cinelatino/WAPA Investors | Common Class A
Capitalization
Warrants purchased from Azteca Acquisition Corporation (in shares)			2,333,334
Azteca
Capitalization
Founder shares cancelled			250,000
Azteca | Common Class A
Capitalization
Stock conversion ratio			1
Number of shares of common stock subject to forfeiture in the event the market price of common stock does not meet certain levels			250,000
Number of shares subject to forfeiture under pre-existing agreements			735,294